COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 03, 2022	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share			$ 10.10		$ 10.10
Proceeds from issuance of IPO				$ 84,525,000	$ 84,525,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Shares at Initial Public Offering, shares	8,625,000
Shares issued price per share					$ 0.10
Proceeds from issuance of IPO	$ 86,250,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Shares at Initial Public Offering, shares	1,125,000
Shares issued price per share	$ 10.00
Proceeds from issuance of IPO	$ 11,250,000
Aggregate underwriting discount			$ 0.20		$ 0.20
Aggregate underwriting discount			$ 1,725,000		$ 1,725,000
Underwriting deferred fee per share			$ 0.35		$ 0.35
Underwriting deferred expense			$ 3,018,750		$ 3,018,750